Investments in joint ventures (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Time charter revenues	$ 37,301,000	$ 35,856,000	$ 107,695,000	$ 105,957,000
Accruals historical boil-off claim		0		0
Total revenues	37,304,000	35,856,000	108,798,000	105,957,000
Operating expenses	(7,896,000)	(7,976,000)	(23,999,000)	(25,003,000)
Depreciation and amortization	(5,287,000)	(5,264,000)	(15,823,000)	(15,789,000)
Operating income	28,672,000	15,295,000	88,007,000	64,052,000
Unrealized gain (loss) on derivative instruments	516,000	571,000	1,692,000	1,481,000
Net income (loss)	19,882,000	5,407,000	61,511,000	33,808,000
Equity in earnings (losses) of joint ventures	4,551,000	(7,321,000)	19,031,000	(962,000)
Cash and cash equivalents	24,174,000	18,566,000	24,174,000	18,566,000	$ 22,679,000	$ 18,915,000
Restricted cash	7,378,000	10,203,000	7,378,000	10,203,000	6,962,000	8,055,000
Total current assets	50,620,000		50,620,000		46,426,000
Restricted cash	13,234,000	13,922,000	13,234,000	13,922,000	13,640,000	$ 14,154,000
Vessels, net of accumulated depreciation	663,462,000		663,462,000		679,041,000
Total long-term assets	984,796,000		984,796,000		1,012,533,000
Current portion of long-term debt	45,458,000		45,458,000		45,458,000
Derivative financial instruments	101,000		101,000		2,015,000
Total current liabilities	59,994,000		59,994,000		63,824,000
Long-term debt	401,290,000		401,290,000		434,845,000
Derivative financial liabilities	0		0		2,102,000
Total long-term liabilities	450,450,000		450,450,000		520,476,000
Accumulated losses of joint ventures	(1,715,000)		(1,715,000)		$ (20,746,000)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	20,923,000	20,919,000	64,066,000	63,216,000
Accruals historical boil-off claim	0	(23,700,000)	0	(23,700,000)
Total revenues	20,923,000	(2,781,000)	64,066,000	39,516,000
Operating expenses	(6,852,000)	(3,466,000)	(17,215,000)	(12,671,000)
Depreciation and amortization	(4,952,000)	(5,077,000)	(14,859,000)	(15,219,000)
Operating income	9,119,000	(11,324,000)	31,992,000	11,626,000
Unrealized gain (loss) on derivative instruments	6,302,000	3,604,000	25,266,000	7,026,000
Other financial expense, net	(6,474,000)	(7,075,000)	(19,657,000)	(21,037,000)
Net income (loss)	$ 8,947,000	$ (14,795,000)	$ 37,601,000	$ (2,385,000)
Share of joint ventures owned	50.00%	50.00%	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ 4,474,000	$ (7,398,000)	$ 18,800,000	$ (1,193,000)	$ (12,391)
Eliminations	77,000	77,000	231,000	231,000
Equity in earnings (losses) of joint ventures	4,551,000	$ (7,321,000)	19,031,000	$ (962,000)
Cash and cash equivalents	9,939,000		9,939,000		8,100,000
Restricted cash	12,236,000		12,236,000		8,520,000
Other current assets	677,000		677,000		2,012,000
Total current assets	22,852,000		22,852,000		18,632,000
Restricted cash	25,401,000		25,401,000		25,208,000
Vessels, net of accumulated depreciation	544,457,000		544,457,000		547,993,000
Deferred charges	194,000		194,000		0
Total long-term assets	570,052,000		570,052,000		573,201,000
Current portion of long-term debt	26,191,000		26,191,000		25,003,000
Amounts and loans due to owners and affiliates	572,000		572,000		314,000
Derivative financial instruments	10,088,000		10,088,000		10,649,000
Refund liabilities	25,928,000		25,928,000		0
Other current liabilities	17,222,000		17,222,000		37,725,000
Total current liabilities	80,001,000		80,001,000		73,691,000
Long-term debt	409,771,000		409,771,000		429,307,000
Loans due to owners and affiliates	6,932,000		6,932,000		6,526,000
Derivative financial liabilities	43,380,000		43,380,000		68,085,000
Contract liabilities for deferred revenue	40,000,000		40,000,000		39,006,000
Total long-term liabilities	500,083,000		500,083,000		542,924,000
Net liabilities	12,820		12,820		(24,782)
Share of joint ventures net liabilities before eliminations	6,410,000		6,410,000		(12,391,000)
Eliminations	(8,125,000)		(8,125,000)		(8,355,000)
Accumulated losses of joint ventures	$ (1,715,000)		$ (1,715,000)		$ (20,746,000)